UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/08

Check here if Amendment [_]; Amendment Number: _____

This Amendment (Check only one.):                [_] is a restatement.
                                                 [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Haven Capital Management LLC
Address:  655 Third Avenue
          New York, NY  10017

13F File Number: 28-03715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Ely
Title: Managing Director
Phone: 212-953-2322

Signature, Place, and Date of Signing:

         /s/ Stephen Ely                   New York, NY       October 13, 2008
-----------------------------------      ----------------   --------------------
            [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-03715                       Haven Capital Management LLC

     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  81 issues

Form 13F Information Table Value Total: $66,267,000.00

List of Other Included Managers:         NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number          Name

       28-03715                      Haven Capital Management LLC

     [Repeat as necessary.]

FORM 13F
REPORTING MANAGER: HAVEN CAPITAL MANAGEMENT


                             TITLE OF                                  SHARES/  SH/ PUT/  INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER            CLASS           CUSIP          VALUE     PRN AMT  PRN CALL  DSCRETN  MANAGERS   SOLE    SHARED   NONE
-----------------------      --------         ---------     --------   -------  --- ----  ------- ----------  -----   ------   ----
AGILENT TECHNOLOGIES INC       COMMON         00846u101     1,304      43966    SH        SOLE                0       0       43966
ABBOTT LABS                    COMMON           2824100       865      15020    SH        SOLE                0       0       15020
AUTO DATA PROCESSING           COMMON          53015103       599      14000    SH        SOLE                0       0       14000
AFLAC                          COMMON           1055102       820      13950    SH        SOLE                0       0       13950
ASIA PACIFIC FUND              COMMON          44901106       245      18522    SH        SOLE                0       0       18522
AVON PRODUCTS INC.             COMMON          54303102       597      14350    SH        SOLE                0       0       14350
AMERICAN WATER WORKS           COMMON          30420103       352      16350    SH        SOLE                0       0       16350
BANK OF AMERICA                COMMON          60505104       309       8830    SH        SOLE                0       0        8830
BECTON DICKINSON & CO          COMMON          75887109       490       6100    SH        SOLE                0       0        6100
BERKSHIRE HATHAWAY             CLASS B         84670207       268         61    SH        SOLE                0       0          61
BROOKLINE BANCORP              COMMON         11373m107     1,445     113000    SH        SOLE                0       0      113000
ANHEUSER BUSCH COS INC         COMMON          35229103       714      11000    SH        SOLE                0       0       11000
COMCAST CORP                   COMMON          20030N20       305      15450    SH        SOLE                0       0       15450
COSTCO WHOLESALE               COMMON         22160K105       982      15125    SH        SOLE                0       0       15125
CISCO SYS INC                  COMMON          17275R10     1,376      61008    SH        SOLE                0       0       61008
CHEVRON CORP.                  COMMON         166764100       395       4785    SH        SOLE                0       0        4785
DIEBOLD INC                    COMMON         253651103     1,320      39880    SH        SOLE                0       0       39880
DANAHER CORP DEL               COMMON         235851102       368       5306    SH        SOLE                0       0        5306
DOLLAR TREE STORES             COMMON         256747106     1,815      49920    SH        SOLE                0       0       49920
DOVER CORP                     COMMON         260003108     1,538      37935    SH        SOLE                0       0       37935
AMDOCS                         ORD            G02602103     1,700      62075    SH        SOLE                0       0       62075
DEVON ENERGY CORP NEW          COMMON         25179M103     2,083      22837    SH        SOLE                0       0       22837
E M C CORP MASS                COMMON         268648102     1,523     127320    SH        SOLE                0       0      127320
FEDEX CORP                     COMMON         31428X106       678       8580    SH        SOLE                0       0        8580
FLOUR CORP NEW                 COMMON         343412102     1,306      23450    SH        SOLE                0       0       23450
FEDERAL NATL MTG ASSN          COMMON         313586109        15      10000    SH        SOLE                0       0       10000
GENERAL ELEC CO                COMMON         369604103     1,586      62205    SH        SOLE                0       0       62205
GENERAL GROWTH PPTYS INC       COMMON         370021107       237      15675    SH        SOLE                0       0       15675
GOLDMAN SACHS                  COMMON         38141G104       588       4590    SH        SOLE                0       0        4590
HOME DEPOT INC.                COMMON          43707610       821      31700    SH        SOLE                0       0       31700
HARTFORD FINL SVCS GRP         COMMON         416515104       322       7860    SH        SOLE                0       0        7860
HEWLETT PACKARD CO             COMMON         428236103       700      15140    SH        SOLE                0       0       15140
INTL BUSINESS MACHINES         COMMON         459200101       965       8254    SH        SOLE                0       0        8254
INGERSOLL RAND CO              COMMON         G4776G101       950      30475    SH        SOLE                0       0       30475
ILLNOIS TOOL WORKS             COMMOM         452308109       761      17110    SH        SOLE                0       0       17110
JOHNSON & JOHNSON              CLASS A        478160104     1,414      20415    SH        SOLE                0       0       20415
J P MORGAN CHASE & CO          COMMON         46625H100       524      11230    SH        SOLE                0       0       11230
KYOCERA CORP                   COMMON           6499260       223       3000    SH        SOLE                0       0        3000
KRAFT FOODS INC                COMMON         50075N104       580      17701    SH        SOLE                0       0       17701
KIMBERLY-CLARK CORP            COMMON         494368103       233       3600    SH        SOLE                0       0        3600
COCA COLA COMPANY              COMMON         191216100     1,491      28205    SH        SOLE                0       0       28205
LEGGETT & PLATT INC            COMMON         524660107       453      20800    SH        SOLE                0       0       20800
LABORATORY CORP AMER HLD       COMMON         50540r409     2,818      40550    SH        SOLE                0       0       40550
LILLY ELI & CO                 COMMON         532457108     1,036      23535    SH        SOLE                0       0       23535
MASCO CORP                     COMMON         574599106       259      14450    SH        SOLE                0       0       14450
3M CO                          COMMON         88579Y101     1,662      24330    SH        SOLE                0       0       24330
ALTRIA GROUP INC               COMMON          02209S10       285      14350    SH        SOLE                0       0       14350
MOLEX INCORPORATED             COMMON         608554101       363      16150    SH        SOLE                0       0       16150
MEDICAL PROPERTIES TRUST       COMMON         58463J304     1,247     109875    SH        SOLE                0       0      109875
MERCK & CO INC                 COMMON         589331107     1,675      53058    SH        SOLE                0       0       53058
MICROSOFT CORP                 COMMON          59491810     1,807      67720    SH        SOLE                0       0       67720
NOBLE ENERGY                   COMMON         655044105       511       9200    SH        SOLE                0       0        9200
NABORS INDUSTRIES LTD          COMMON         G6359F103       911      36570    SH        SOLE                0       0       36570
NATIONAL OILWELL VARCO INC     COMMON         637071101       296       5900    SH        SOLE                0       0        5900
PEOPLES UNITED FINL INC        COMMON         712704105       213      11083    SH        SOLE                0       0       11083
PFIZER INC                     COMMON         717081103       393      21295    SH        SOLE                0       0       21295
PRINCIPAL FINL GROUP           COMMON         74251V102       913      20990    SH        SOLE                0       0       20990
PROCTOR & GAMBLE               COMMON         742718109       213       3050    SH        SOLE                0       0        3050
PHILIP MORRIS INTERNATIONAL    COMMON         718172109       988      20550    SH        SOLE                0       0       20550
PRAXAIR INC                    COMMON         74005p104     1,138      15860    SH        SOLE                0       0       15860
ROYAL DUTCH PETE CO            NY REG SHARES  780257804       914      15492    SH        SOLE                0       0       15492
M S EASTERN EUROPE FUND        COMMON         616988101       207      11250    SH        SOLE                0       0       11250
SEALED AIR CORP NEW            COMMON         81211K100       544      24750    SH        SOLE                0       0       24750
SCHERING PLOUGH                COMMON         806605101       384      20770    SH        SOLE                0       0       20770
SAUER-DANFOSS INC              COMMON         804137107     2,202      89200    SH        SOLE                0       0       89200
SONOCO PRODUCTS                COMMON         835495102       379      12783    SH        SOLE                0       0       12783
AT&T INC                       COMMON         00206R102       409      14662    SH        SOLE                0       0       14662
TEVA PHARMACEUTICAL IND ADR    COMMON         881624209       923      20150    SH        SOLE                0       0       20150
TARGET CORPORATION             COMMON         87612E106       735      14975    SH        SOLE                0       0       14975
HANOVER INSURANCE GROUP        COMMON         410867105       520      11425    SH        SOLE                0       0       11425
TRAVELERS COS INC              COMMON         89417E109       348       7700    SH        SOLE                0       0        7700
TEXAS INSTRS INC               COMMON         882508104     1,281      59580    SH        SOLE                0       0       59580
UPS                            COMMON         911312106     1,281      20365    SH        SOLE                0       0       20365
UNITED TECHNOLOGIES CORP       COMMONG        913017109       531       8840    SH        SOLE                0       0        8840
V F CORP                       COMMON         918204108       340       4395    SH        SOLE                0       0        4395
WEATHERFORD INTL               COMMON         G95089101       340      13540    SH        SOLE                0       0       13540
WILLIAMS CO.                   COMMON         969457100       386      16335    SH        SOLE                0       0       16335
WEINGARTEN RLTY INVS           SH BEN INT     948741103       251       7050    SH        SOLE                0       0        7050
WILLIS GROUP HOLDING           COMMON         G96655108       448      13900    SH        SOLE                0       0       13900
EXXON MOBIL CORP               COMMON         30231G102       285       3666    SH        SOLE                0       0        3666
ZENITH NATIONAL INS CORP       COMMON         989390109     1,571      42875    SH        SOLE                0       0       42875
                                                            -----  ---------                                              ---------
   Report Totals                                           66,267  1,998,999                                              1,998,999